CLIFFORD L. NEUMAN, P.C.
Attorney at Law

TEMPLE-BOWRON HOUSE
1507 PINE STREET
BOULDER, COLORADO 80302

Telephone: (303) 449-2100
Facsimile: (303) 449-1045
E-mail: clneuman@neuman.com

August 30, 2005

VIA EDGAR AND FEDERAL EXPRESS

John Zitko, Staff Attorney
United States Securities and Exchange Commission
450 Fifth Street N.W.
Mail Stop 0511
Washington, D.C. 20549
Re:	Golden West Brewing Company, Inc.
Pre-Effective Amendment No. 2 to Registration Statement on Form SB-2
File No. 333-121351

Dear Mr. Zitko:

          On behalf of Golden West Brewing Company (the "Company"), please accept the following as a supplemental response to the comments of the Commission dated July 22, 2005:
Comment 40:	Attached is a legal brief regarding the conduct of Andy Moorer and Brian Power its conformity to the requirements of Rule 3a4-1

Comment 41:	Attached is a legal brief regarding whether John Power should be deemed a "broker" due to his participation in the offering.

          Please let me know if you have further comments or questions.

                                                                                   Sincerely,

                                                                                   /s/ Clifford L. Neuman
                                                                                   Clifford L. Neuman

CLN:nn
cc: Mr. Brian Power